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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.

July 22, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  AIM Equity Funds
     CIK No. 0000105377

Ladies and Gentlemen:

On behalf of AIM Equity Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 91 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed pursuant to paragraph a(1) of Rule 485 under the 1933 Act to register Class Y shares of AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, and AIM Summit Fund, and to register Institutional Class shares of AIM Summit Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel